Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	¥ 48,525	¥ 54,635
Loans Receivable, Fair Value Disclosure	577,632	637,457
Loans held for sale	415,216	472,711
Collateral dependent loans	162,416	164,746
Premises and equipment	5,902	11,193
Intangible assets	169	5,174
Other assets	21,372	51,048
Investments in equity method investees	2,094	29,503
Other	19,278	21,545
Total	653,600	759,507
Investment securities valued at net asset value	19,833	18,037
Unfunded commitments related to investment securities valued at net asset value	22,377	24,208
Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans Receivable, Fair Value Disclosure	1,990	2,271
Loans held for sale	0	0
Collateral dependent loans	1,990	2,271
Premises and equipment	0	0
Intangible assets	0	0
Other assets	0	0
Investments in equity method investees	0	0
Other	0	0
Total	1,990	2,271
Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	12,290	9,460
Loans Receivable, Fair Value Disclosure	4,689	5,181
Loans held for sale	0	0
Collateral dependent loans	4,689	5,181
Premises and equipment	0	0
Intangible assets	0	0
Other assets	5,154	32,481
Investments in equity method investees	0	27,801
Other	5,154	4,680
Total	22,133	47,122
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	36,235	45,175
Loans Receivable, Fair Value Disclosure	570,953	630,005
Loans held for sale	415,216	472,711
Collateral dependent loans	155,737	157,294
Premises and equipment	5,902	11,193
Intangible assets	169	5,174
Other assets	16,218	18,567
Investments in equity method investees	2,094	1,702
Other	14,124	16,865
Total	¥ 629,477	¥ 710,114